FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

25. FAIR VALUE MEASUREMENT

ASC 820-10 (formerly SFAS 157) Fair Value Measurement, defines fair value, establishes a consistent framework for measuring fair value and requires disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Among other things, the standard requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
     Under ASC 820-10, the probability of default of a counterparty is factored into the valuation of derivative positions and includes the impact of Citigroup’s own credit risk on derivatives and other liabilities measured at fair value.

Fair Value Hierarchy
ASC 820-10 specifies a hierarchy of inputs based on whether the inputs are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs have created the following fair value hierarchy:

  Level 1: Quoted prices for identical instruments in active markets.
  Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
  Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

     This hierarchy requires the use of observable market data when available. The Company considers relevant and observable market prices in its valuations where possible. The frequency of transactions, the size of the bid-ask spread and the amount of adjustment necessary when comparing similar transactions are all factors in determining the liquidity of markets and the relevance of observed prices in those markets.
     The Company’s policy with respect to transfers between levels of the fair value hierarchy is to recognize transfers into and out of each level as of the end of the reporting period.

Determination of Fair Value
For assets and liabilities carried at fair value, the Company measures such value using the procedures set out below, irrespective of whether these assets and liabilities are carried at fair value as a result of an election or whether they are required to be carried at fair value.
     When available, the Company generally uses quoted market prices to determine fair value and classifies such items as Level 1. In some cases where a market price is available, the Company will make use of acceptable practical expedients (such as matrix pricing) to calculate fair value, in which case the items are classified as Level 2.

     If quoted market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based parameters, such as interest rates, currency rates, option volatilities, etc. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified as Level 3 even though there may be some significant inputs that are readily observable.
     The Company may also apply a price-based methodology, which utilizes, where available, quoted prices or other market information obtained from recent trading activity in positions with the same or similar characteristics to the position being valued. The market activity and the amount of the bid-ask spread are among the factors considered in determining the liquidity of markets and the relevance of observed prices from those markets. If relevant and observable prices are available, those valuations may be classified as Level 2. When less liquidity exists for a security or loan, a quoted price is stale, a significant adjustment to the price of a similar security is necessary to reflect differences in the terms of the actual security or loan being valued, or prices from independent sources are insufficient to corroborate the valuation, the “price” inputs are considered unobservable and the fair value measurements are classified as Level 3.
     Fair value estimates from internal valuation techniques are verified, where possible, to prices obtained from independent vendors or brokers. Vendors and brokers’ valuations may be based on a variety of inputs ranging from observed prices to proprietary valuation models.
     The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models, the key inputs to those models and any significant assumptions.

Market valuation adjustments
Liquidity adjustments are applied to items in Level 2 and Level 3 of the fair value hierarchy to ensure that the fair value reflects the liquidity or illiquidity of the market. The liquidity reserve may utilize the bid-offer spread for an instrument as one of the factors.
     Counterparty credit-risk adjustments are applied to derivatives, such as over-the-counter uncollateralized derivatives, where the base valuation uses market parameters based on the relevant base interest rate curves. Not all counterparties have the same credit risk as that implied by the relevant base curve, so it is necessary to consider the market view of the credit risk of a counterparty in order to estimate the fair value of such an item.

     Bilateral or “own” credit-risk adjustments are applied to reflect the Company’s own credit risk when valuing derivatives and liabilities measured at fair value. Counterparty and own credit adjustments consider the expected future cash flows between Citi and its counterparties under the terms of the instrument and the effect of credit risk on the valuation of those cash flows, rather than a point-in-time assessment of the current recognized net asset or liability. Furthermore, the credit-risk adjustments take into account the effect of credit-risk mitigants, such as pledged collateral and any legal right of offset (to the extent such offset exists) with a counterparty through arrangements such as netting agreements.
     Generally, the unit of account for a financial instrument is the individual financial instrument. The Company applies market valuation adjustments that are consistent with the unit of account, which does not include adjustment due to the size of the Company’s position, except as follows. ASC 820-10 permits an exception, through an accounting policy election, to measure the fair value of a portfolio of financial assets and financial liabilities on the basis of the net open risk position when certain criteria are met. Citi has elected to measure certain portfolios of financial instruments, such as derivatives, that meet those criteria on the basis of the net open risk position. The Company applies market valuation adjustments, including adjustments to account for the size of the net open risk position, consistent with market participant assumptions and in accordance with the unit of account.

Valuation Process for Level 3 Fair Value Measurements
Price verification procedures and related internal control procedures are governed by the Citigroup Pricing and Price Verification Policy and Standards, which is jointly owned by Finance and Risk Management. Finance has implemented the ICG Securities and Banking Pricing and Price Verification Standards and Procedures to facilitate compliance with this policy.
     For fair value measurements of substantially all assets and liabilities held by the Company, individual business units are responsible for valuing the trading account assets and liabilities, and Product Control within Finance performs independent price verification procedures to evaluate those fair value measurements. Product Control is independent of the individual business units and reports into the Global Head of Product Control. It has the final authority over the independent valuation of financial assets and liabilities. Fair value measurements of assets and liabilities are determined using various techniques, including, but not limited to, discounted cash flows and internal models, such as option and correlation models.
     Based on the observability of inputs used, Product Control classifies the inventory as Level 1, Level 2 or Level 3 of the fair value hierarchy. When a position involves one or more significant inputs that are not directly observable, additional price verification procedures are applied. These procedures may include reviewing relevant historical data, analyzing profit and loss, valuing each component of a structured trade individually, and benchmarking, among others.

     Reports of inventory that is classified within Level 3 of the fair value hierarchy are distributed to senior management in Finance, Risk and the individual business. This inventory is also discussed in Risk Committees and in monthly meetings with senior trading management. As deemed necessary, reports may go to the Audit Committee of the Board of Directors or to the full Board of Directors. Whenever a valuation adjustment is needed to bring the price of an asset or liability to its exit price, Product Control reports it to management along with other price verification results.
     In addition, the pricing models used in measuring fair value are governed by an independent control framework. Although the models are developed and tested by the individual business units, they are independently validated by the Model Validation Group within Risk Management and reviewed by Finance with respect to their impact on the price verification procedures. The purpose of this independent control framework is to assess model risk arising from models’ theoretical soundness, calibration techniques where needed, and the appropriateness of the model for a specific product in a defined market. Valuation adjustments, if any, go through a similar independent review process as the valuation models. To ensure their continued applicability, models are independently reviewed annually. In addition, Risk Management approves and maintains a list of products permitted to be valued under each approved model for a given business.

Securities purchased under agreements to resell and
securities sold under agreements to repurchase
No quoted prices exist for such instruments, so fair value is determined using a discounted cash-flow technique. Cash flows are estimated based on the terms of the contract, taking into account any embedded derivative or other features. Expected cash flows are discounted using interest rates appropriate to the maturity of the instrument as well as the nature of the underlying collateral. Generally, when such instruments are held at fair value, they are classified within Level 2 of the fair value hierarchy, as the inputs used in the valuation are readily observable. However, certain long-dated positions are classified within Level 3 of the fair value hierarchy.

Trading account assets and liabilities—trading securities
and trading loans
When available, the Company uses quoted market prices to determine the fair value of trading securities; such items are classified as Level 1 of the fair value hierarchy. Examples include some government securities and exchange-traded equity securities.
     For bonds and secondary market loans traded over the counter, the Company generally determines fair value utilizing valuation techniques, including discounted cash flows, price-based and internal models, such as Black-Scholes and Monte Carlo simulation. Fair value estimates from these internal valuation techniques are verified, where possible, to prices obtained from independent vendors. Vendors compile prices from various sources and may apply matrix pricing for similar bonds or loans where no price is observable. A price-based methodology utilizes, where available, quoted prices or other market information obtained from recent trading activity of assets with similar characteristics to the bond or loan being valued. The yields used in discounted cash flow models are derived from the same price information. Trading securities and loans priced using such methods are generally classified as Level 2. However, when less liquidity exists for a security or loan, a quoted price is stale, a significant adjustment to the price of a similar security or loan is necessary to reflect differences in the terms of the actual security or loan being valued, or prices from independent sources are insufficient to corroborate valuation, a loan or security is generally classified as Level 3. The price input used in a price-based methodology may be zero for a security, such as a subprime CDO, that is not receiving any principal or interest and is currently written down to zero.
     Where the Company’s principal market for a portfolio of loans is the securitization market, the Company uses the securitization price to determine the fair value of the portfolio. The securitization price is determined from the assumed proceeds of a hypothetical securitization in the current market, adjusted for transformation costs (i.e., direct costs other than transaction costs) and securitization uncertainties such as market conditions and liquidity. As a result of the severe reduction in the level of activity in certain securitization markets since the second half of 2007, observable securitization prices for certain directly comparable portfolios of loans have not been readily available. Therefore, such portfolios of loans are generally classified as Level 3 of the fair value hierarchy. However, for other loan securitization markets, such as commercial real estate loans, pricing verification of the hypothetical securitizations has been possible, since these markets have remained active. Accordingly, this loan portfolio is classified as Level 2 of the fair value hierarchy.

Trading account assets and liabilities—derivatives
Exchange-traded derivatives are generally measured at fair value using quoted market (i.e., exchange) prices and are classified as Level 1 of the fair value hierarchy.
     The majority of derivatives entered into by the Company are executed over the counter and are valued using internal valuation techniques, as no quoted market prices exist for such instruments. The valuation techniques and inputs depend on the type of derivative and the nature of the underlying instrument. The principal techniques used to value these instruments are discounted cash flows and internal models, including Black-Scholes and Monte Carlo simulation. The fair values of derivative contracts reflect cash the Company has paid or received (for example, option premiums paid and received).
     The key inputs depend upon the type of derivative and the nature of the underlying instrument and include interest rate yield curves, foreign-exchange rates, volatilities and correlation. The Company uses overnight indexed swap (OIS) curves as fair value measurement inputs for the valuation of certain collateralized interest-rate related derivatives. The instrument is classified as either Level 2 or Level 3 depending upon the observability of the significant inputs to the model.

Subprime-related direct exposures in CDOs
The valuation of high-grade and mezzanine asset-backed security (ABS) CDO positions utilizes prices based on the underlying assets of each high-grade and mezzanine ABS CDO. The high-grade and mezzanine positions are largely hedged through the ABX and bond short positions. This results in closer symmetry in the way these long and short positions are valued by the Company. Citigroup uses trader marks to value this portion of the portfolio and will do so as long as it remains largely hedged.
     For most of the lending and structuring direct subprime exposures, fair value is determined utilizing observable transactions where available, other market data for similar assets in markets that are not active and other internal valuation techniques.

Investments
The investments category includes available-for-sale debt and marketable equity securities, whose fair value is generally determined by utilizing similar procedures described for trading securities above or, in some cases, using consensus pricing as the primary source.
     Also included in investments are nonpublic investments in private equity and real estate entities held by the S&B business. Determining the fair value of nonpublic securities involves a significant degree of management resources and judgment, as no quoted prices exist and such securities are generally very thinly traded. In addition, there may be transfer restrictions on private equity securities. The Company uses an established process for determining the fair value of such securities, utilizing commonly accepted valuation techniques, including comparables analysis. In determining the fair value of nonpublic securities, the Company also considers events such as a proposed sale of the investee company, initial public offerings, equity issuances or other observable transactions. As discussed in Note 15 to the Consolidated Financial Statements, the Company uses net asset value (NAV) to value certain of these investments.
     Private equity securities are generally classified as Level 3 of the fair value hierarchy.

Short-term borrowings and long-term debt
Where fair value accounting has been elected, the fair value of non-structured liabilities is determined by utilizing internal models using the appropriate discount rate for the applicable maturity. Such instruments are generally classified as Level 2 of the fair value hierarchy, as all inputs are readily observable.
     The Company determines the fair value of structured liabilities (where performance is linked to structured interest rates, inflation or currency risks) and hybrid financial instruments (where performance is linked to risks other than interest rates, inflation or currency risks) using the appropriate derivative valuation methodology (described above) given the nature of the embedded risk profile. Such instruments are classified as Level 2 or Level 3 depending on the observability of significant inputs to the model.

Alt-A mortgage securities
The Company classifies its Alt-A mortgage securities as held-to-maturity, available-for-sale and trading investments. The securities classified as trading and available-for-sale are recorded at fair value with changes in fair value reported in current earnings and AOCI, respectively. For these purposes, Citi defines Alt-A mortgage securities as non-agency residential mortgage-backed securities (RMBS) where (i) the underlying collateral has weighted average FICO scores between 680 and 720 or (ii) for instances where FICO scores are greater than 720, RMBS have 30% or less of the underlying collateral composed of full documentation loans.
     Similar to the valuation methodologies used for other trading securities and trading loans, the Company generally determines the fair values of Alt-A mortgage securities utilizing internal valuation techniques. Fair value estimates from internal valuation techniques are verified, where possible, to prices obtained from independent vendors. Consensus data providers compile prices from various sources. Where available, the Company may also make use of quoted prices for recent trading activity in securities with the same or similar characteristics to the security being valued.
     The valuation techniques used for Alt-A mortgage securities, as with other mortgage exposures, are price-based and discounted cash flows. The primary market-derived input is yield. Cash flows are based on current collateral performance with prepayment rates and loss projections reflective of current economic conditions of housing price change, unemployment rates, interest rates, borrower attributes and other market indicators.
     Alt-A mortgage securities that are valued using these methods are generally classified as Level 2. However, Alt-A mortgage securities backed by Alt-A mortgages of lower quality or subordinated tranches in the capital structure are mostly classified as Level 3 due to the reduced liquidity that exists for such positions, which reduces the reliability of prices available from independent sources.

Items Measured at Fair Value on a Recurring Basis
The following tables present for each of the fair value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011. The Company’s hedging of positions that have been classified in the Level 3 category is not limited to other financial instruments (hedging instruments) that have been classified as Level 3, but also instruments classified as Level 1 or Level 2 of the fair value hierarchy. The effects of these hedges are presented gross in the following table.

Fair Value Levels
						Gross		Net
In millions of dollars at December 31, 2012	Level 1	(1)	Level 2	(1)	Level 3	inventory	Netting (2)	balance
Assets
Federal funds sold and securities borrowed or purchased under
agreements to resell	$—		$198,278		$5,043	$203,321	$(42,732)	$160,589
Trading securities
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	—		29,835		1,325	31,160	—	31,160
Residential	—		1,663		1,805	3,468	—	3,468
Commercial	—		1,322		1,119	2,441	—	2,441
Total trading mortgage-backed securities	$—		$32,820		$4,249	$37,069	$—	$37,069
U.S. Treasury and federal agency securities	$15,416		$4,940		$—	$20,356	$—	$20,356
State and municipal	—		3,611		195	3,806	—	3,806
Foreign government	57,831		31,097		311	89,239	—	89,239
Corporate	—		33,194		2,030	35,224	—	35,224
Equity securities	54,640		2,094		264	56,998	—	56,998
Asset-backed securities	—		899		4,453	5,352	—	5,352
Other debt securities	—		15,944		2,321	18,265	—	18,265
Total trading securities	$127,887		$124,599		$13,823	$266,309	$—	$266,309
Trading account derivatives
Interest rate contracts	$2		$901,809		$1,710	$903,521
Foreign exchange contracts	18		75,712		902	76,632
Equity contracts	2,359		14,193		1,741	18,293
Commodity contracts	410		9,802		695	10,907
Credit derivatives	—		50,109		4,166	54,275
Total trading account derivatives	$2,789		$1,051,625		$9,214	$1,063,628
Gross cash collateral paid						61,152
Netting agreements and market value adjustments							$(1,070,160)
Total trading account derivatives	$2,789		$1,051,625		$9,214	$1,124,780	$(1,070,160)	$54,620
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$46		$45,841		$1,458	$47,345	$—	$47,345
Residential	—		7,472		205	7,677	—	7,677
Commercial	—		449		—	449	—	449
Total investment mortgage-backed securities	$46		$53,762		$1,663	$55,471	$—	$55,471
U.S. Treasury and federal agency securities	$13,204		$78,625		$12	$91,841	$—	$91,841
				Gross		Net
In millions of dollars at December 31, 2012	Level 1 (1)	Level 2 (1)	Level 3	inventory	Netting (2)	balance
State and municipal	$—	$17,483	$849	$18,332	$—	$18,332
Foreign government	36,048	57,616	383	94,047	—	94,047
Corporate	—	9,289	385	9,674	—	9,674
Equity securities	4,037	132	773	4,942	—	4,942
Asset-backed securities	—	11,910	2,220	14,130	—	14,130
Other debt securities	—	—	258	258	—	258
Non-marketable equity securities	—	404	5,364	5,768	—	5,768
Total investments	$53,335	$229,221	$11,907	$294,463	$—	$294,463
Loans (3)	$—	$356	$4,931	$5,287	$—	$5,287
Mortgage servicing rights	—	—	1,942	1,942	—	1,942
Nontrading derivatives and other financial assets measured
on a recurring basis, gross	$—	$15,293	$2,452	$17,745
Gross cash collateral paid				214
Netting agreements and market value adjustments					$(4,660)
Nontrading derivatives and other financial assets measured
on a recurring basis	$—	$15,293	$2,452	$17,959	$(4,660)	$13,299
Total assets	$184,011	$1,619,372	$49,312	$1,914,061	$(1,117,552)	$796,509
Total as a percentage of gross assets (4)	9.9%	87.4%	2.7%	100.0%
Liabilities
Interest-bearing deposits	$—	$661	$786	$1,447	$—	$1,447
Federal funds purchased and securities loaned or sold under
agreements to repurchase	—	158,580	841	159,421	(42,732)	116,689
Trading account liabilities
Securities sold, not yet purchased	55,145	8,288	365	63,798		63,798
Trading account derivatives
Interest rate contracts	1	891,138	1,529	892,668
Foreign exchange contracts	10	81,209	902	82,121
Equity contracts	2,664	26,014	3,189	31,867
Commodity contracts	317	10,359	1,466	12,142
Credit derivatives	—	47,792	4,508	52,300
Total trading account derivatives	$2,992	$1,056,512	$11,594	$1,071,098
Gross cash collateral received				46,833
Netting agreements and market value adjustments					$(1,066,180)
Total trading account derivatives	$2,992	$1,056,512	$11,594	$1,117,931	$(1,066,180)	$51,751
Short-term borrowings	—	706	112	818	—	818
Long-term debt	—	23,038	6,726	29,764	—	29,764
Nontrading derivatives and other financial liabilities measured
on a recurring basis, gross	$—	$2,228	$24	$2,252
Gross cash collateral received				$5,318
Netting agreements and market value adjustments					$(4,660)
Nontrading derivatives and other financial liabilities measured
on a recurring basis	$—	$2,228	$24	$7,570	$(4,660)	$2,910
Total liabilities	$58,137	$1,250,013	$20,448	$1,380,749	$(1,113,572)	$267,177
Total as a percentage of gross liabilities (4)	4.4%	94.1%	1.5%	100.0%

(1)	For the year ended December 31, 2012, the Company transferred assets of $1.7 billion from Level 1 to Level 2, primarily related to foreign government bonds, which were not traded with enough frequency to constitute an active market. During the year ended December 31, 2012, the Company transferred assets of $1.2 billion from Level 2 to Level 1 primarily related to foreign government bonds, which were traded with sufficient frequency to constitute an active market. During the year ended December 31, 2012, the Company transferred liabilities of $70 million, from Level 1 to Level 2, and liabilities of $150 million from Level 2 to Level 1.
(2)	Represents netting of: (i) the amounts due under securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase; and (ii) derivative exposures covered by a qualifying master netting agreement, cash collateral and the market value adjustment.
(3)	There is no allowance for loan losses recorded for loans reported at fair value.
(4)	Percentage is calculated based on total assets and liabilities measured at fair value on a recurring basis, excluding collateral paid/received on derivatives.
Fair Value Levels
				Gross		Net
In millions of dollars at December 31, 2011	Level 1	Level 2	Level 3	inventory	Netting (1)	balance
Assets
Federal funds sold and securities borrowed or purchased under
agreements to resell	$—	$188,034	$4,701	$192,735	$(49,873)	$142,862
Trading securities
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	$—	$26,674	$861	$27,535	$—	$27,535
Residential	—	1,362	1,509	2,871	—	2,871
Commercial	—	1,715	618	2,333	—	2,333
Total trading mortgage-backed securities	$—	$29,751	$2,988	$32,739	$—	$32,739
U.S. Treasury and federal agency securities	$15,612	$3,784	$3	$19,399	$—	$19,399
State and municipal	—	5,112	252	5,364	—	5,364
Foreign government	52,429	26,601	521	79,551	—	79,551
Corporate	—	33,786	3,240	37,026	—	37,026
Equity securities	29,707	3,279	244	33,230	—	33,230
Asset-backed securities	—	1,270	5,801	7,071	—	7,071
Other debt securities	—	12,284	2,743	15,027	—	15,027
Total trading securities	$97,748	$115,867	$15,792	$229,407	$—	$229,407
Trading account derivatives
Interest rate contracts	$67	$755,473	$1,947	$757,487
Foreign exchange contracts	—	93,536	781	94,317
Equity contracts	2,240	16,376	1,619	20,235
Commodity contracts	958	11,940	865	13,763
Credit derivatives	—	81,123	9,301	90,424
Total trading account derivatives	$3,265	$958,448	$14,513	$976,226
Gross cash collateral paid				57,815
Netting agreements and market value adjustments					$(971,714)
Total trading account derivatives	$3,265	$958,448	$14,513	$1,034,041	$(971,714)	$62,327
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$59	$45,043	$679	$45,781	$—	$45,781
Residential	—	4,764	8	4,772	—	4,772
Commercial	—	472	—	472	—	472
Total investment mortgage-backed securities	$59	$50,279	$687	$51,025	$—	$51,025
U.S. Treasury and federal agency securities	$11,642	$73,421	$75	$85,138	$—	$85,138
				Gross		Net
In millions of dollars at December 31, 2011	Level 1	Level 2	Level 3	inventory	Netting (1)	balance
State and municipal	$—	$13,732	$667	$14,399	$—	$14,399
Foreign government	33,544	50,523	447	84,514	—	84,514
Corporate	—	9,268	989	10,257	—	10,257
Equity securities	6,634	98	1,453	8,185	—	8,185
Asset-backed securities	—	6,962	4,041	11,003	—	11,003
Other debt securities	—	563	120	683	—	683
Non-marketable equity securities	—	518	8,318	8,836	—	8,836
Total investments	$51,879	$205,364	$16,797	$274,040	$—	$274,040
Loans (2)	$—	$583	$4,682	$5,265	$—	$5,265
Mortgage servicing rights	—	—	2,569	2,569	—	2,569
Nontrading derivatives and other financial assets measured
on a recurring basis, gross	$—	$14,270	$2,245	$16,515
Gross cash collateral paid				307
Netting agreements and market value adjustments					$(3,462)
Nontrading derivatives and other financial assets measured
on a recurring basis	$—	$14,270	$2,245	$16,822	$(3,462)	$13,360
Total assets	$152,892	$1,482,566	$61,299	$1,754,879	$(1,025,049)	$729,830
Total as a percentage of gross assets (3)	9.0%	87.4%	3.6%	100.0%
Liabilities
Interest-bearing deposits	$—	$895	$431	$1,326	$—	$1,326
Federal funds purchased and securities loaned or sold under
agreements to repurchase	—	146,524	1,061	147,585	(49,873)	97,712
Trading account liabilities
Securities sold, not yet purchased	58,456	10,941	412	69,809		69,809
Trading account derivatives
Interest rate contracts	$37	$738,833	$1,221	$740,091
Foreign exchange contracts	—	96,020	1,343	97,363
Equity contracts	2,822	26,961	3,356	33,139
Commodity contracts	873	11,959	1,799	14,631
Credit derivatives	—	77,153	7,573	84,726
Total trading account derivatives	$3,732	$950,926	$15,292	$969,950
Gross cash collateral received				52,811
Netting agreements and market value adjustments					$(966,488)
Total trading account derivatives	$3,732	$950,926	$15,292	$1,022,761	$(966,488)	$56,273
Short-term borrowings	—	855	499	1,354	—	1,354
Long-term debt	—	17,268	6,904	24,172	—	24,172
Nontrading derivatives and other financial liabilities measured
on a recurring basis, gross	$—	$3,559	$3	$3,562
Gross cash collateral received				$3,642
Netting agreements and market value adjustments					$(3,462)
Nontrading derivatives and other financial liabilities measured
on a recurring basis	$—	$3,559	$3	$7,204	$(3,462)	$3,742
Total liabilities	$62,188	$1,130,968	$24,602	$1,274,211	$(1,019,823)	$254,388
Total as a percentage of gross liabilities (3)	5.1%	92.9%	2.0%	100.0%

(1)	Represents netting of: (i) the amounts due under securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase; and (ii) derivative exposures covered by a qualifying master netting agreement, cash collateral and the market value adjustment.
(2)	There is no allowance for loan losses recorded for loans reported at fair value.
(3)	Percentage is calculated based on total assets and liabilities measured at fair value on a recurring basis, excluding collateral paid/received on derivatives.

Changes in Level 3 Fair Value Category
The following tables present the changes in the Level 3 fair value category for the years ended December 31, 2012 and 2011. The Company classifies financial instruments as Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to these unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable either directly or indirectly. The gains and losses presented below include changes in the fair value related to both observable and unobservable inputs.

     The Company often hedges positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables below do not reflect the effect of offsetting losses and gains on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories. In addition, the Company hedges items classified in the Level 3 category with instruments also classified in Level 3 of the fair value hierarchy. The effects of these hedges are presented gross in the following tables.

Level 3 Fair Value Rollforward

		Net realized/unrealized										Unrealized
		gains (losses) included in			Transfers	Transfers						gains
	Dec. 31,	Principal			into	out of					Dec. 31,	(losses)
In millions of dollars	2011	transactions	Other	(1)(2)	Level 3	Level 3	Purchases	Issuances	Sales	Settlements	2012	still held (3)
Assets
Federal funds sold
and securities
borrowed or purchased under agreements to resell	$4,701	$306		$—	$540	$(444)	$—	$—	$—	$(60)	$5,043	$317
Trading securities
Trading mortgage-
backed securities
U.S. government-
sponsored agency guaranteed	861	38		—	1,294	(735)	657	79	(735)	(134)	1,325	(16)
Residential	1,509	204		—	848	(499)	1,652	—	(1,897)	(12)	1,805	(27)
Commercial	618	(32)		—	327	(305)	1,056	—	(545)	—	1,119	28
Total trading mortgage-backed
securities	$2,988	$210		$—	$2,469	$(1,539)	$3,365	$79	$(3,177)	$(146)	$4,249	$(15)
U.S. Treasury and
federal agency securities	$3	$—		$—	$—	$—	$13	$—	$(16)	$—	$—	$—
State and municipal	$252	$24		$—	$19	$(18)	$61	$—	$(143)	$—	$195	$(2)
Foreign government	521	25		—	89	(875)	960	—	(409)	—	311	5
Corporate	3,240	(90)		—	464	(558)	2,622	—	(1,942)	(1,706)	2,030	(28)
Equity securities	244	(25)		—	121	(47)	231	—	(192)	(68)	264	(5)
Asset-backed securities	5,801	503		—	222	(114)	6,873	—	(7,823)	(1,009)	4,453	(173)
Other debt securities	2,743	(8)		—	1,126	(2,089)	2,954	—	(2,092)	(313)	2,321	376
Total trading securities	$15,792	$639		$—	$4,510	$(5,240)	$17,079	$79	$(15,794)	$(3,242)	$13,823	$158
Trading derivatives, net (4)
Interest rate contracts	$726	$(101)		$—	$682	$(438)	$311	$—	$(194)	$(805)	$181	$(298)
Foreign exchange contracts	(562)	440		—	(1)	25	196	—	(213)	115	—	(190)
Equity contracts	(1,737)	326		—	(34)	443	428	—	(657)	(217)	(1,448)	(506)
Commodity contracts	(934)	145		—	(66)	5	100	—	(89)	68	(771)	114
Credit derivatives	1,728	(2,355)		—	32	(188)	117	—	(11)	335	(342)	(692)
Total trading derivatives, net (4)	$(779)	$(1,545)		$—	$613	$(153)	$1,152	$—	$(1,164)	$(504)	$(2,380)	$(1,572)
Investments
Mortgage-backed securities
U.S. government-
sponsored agency guaranteed	$679	$—		$7	$894	$(3,742)	$3,622	$—	$—	$(2)	$1,458	$43
Residential	8	—		6	205	(6)	46	—	(54)	—	205	—
Commercial	—	—		—	—	(11)	11	—	—	—	—	—
Total investment
mortgage- backed securities	$687	$—		$13	$1,099	$(3,759)	$3,679	$—	$(54)	$(2)	$1,663	$43
U.S. Treasury and
federal agency securities	$75	$—		$—	$75	$(150)	$12	$—	$—	$—	$12	$—
State and municipal	667	—		12	129	(153)	412	—	(218)	—	849	(20)
Foreign government	447	—		20	193	(297)	519	—	(387)	(112)	383	1
Corporate	989	—		(6)	68	(698)	224	—	(144)	(48)	385	8
Equity securities	1,453	—		119	—	—	—	—	(308)	(491)	773	(34)
Asset-backed securities	4,041	—		(98)	—	(730)	930	—	(77)	(1,846)	2,220	1
Other debt securities	120	—		(53)	—	—	310	—	(118)	(1)	258	—
Non-marketable
equity securities	8,318	—		453	—	—	1,266	—	(3,373)	(1,300)	5,364	313
Total investments	$16,797	$—		$460	$1,564	$(5,787)	$7,352	$—	$(4,679)	$(3,800)	$11,907	$312
		Net realized/unrealized										Unrealized
		gains (losses) included in			Transfers	Transfers						gains
	Dec. 31,	Principal			into	out of					Dec. 31,	(losses)
In millions of dollars	2011	transactions	Other	(1)(2)	Level 3	Level 3	Purchases	Issuances	Sales	Settlements	2012	still held (3)
Loans	$4,682	$—		$(34)	$1,051	$(185)	$301	$930	$(251)	$(1,563)	$4,931	$156
Mortgage servicing rights	2,569	—		(426)	—	—	2	421	(5)	(619)	1,942	(427)
Other financial assets measured on a
recurring basis	2,245	—		366	21	(35)	4	1,700	(50)	(1,799)	2,452	101
Liabilities
Interest-bearing deposits	$431	$—		$(141)	$213	$(36)	$—	$268	$—	$(231)	$786	$(414)
Federal funds purchased
and securities loaned
or sold under agreements to repurchase	1,061	(64)		—	—	(14)	—	—	(179)	(91)	841	43
Trading account liabilities
Securities sold, not yet purchased	412	(1)		—	294	(47)	—	—	216	(511)	365	(42)
Short-term borrowings	499	(108)		—	47	(20)	—	268	—	(790)	112	(57)
Long-term debt	6,904	98		119	2,548	(2,694)	—	2,480	—	(2,295)	6,726	(688)
Other financial liabilities
measured on a recurring basis	3	—		(31)	2	(2)	(4)	6	—	(12)	24	(13)

(1)	Changes in fair value for available-for-sale investments (debt securities) are recorded in Accumulated other comprehensive income (loss), unless other-than-temporarily impaired, while gains and losses from sales are recorded in Realized gains (losses) from sales of investments on the Consolidated Statement of Income.
(2)	Unrealized gains (losses) on MSRs are recorded in Other revenue on the Consolidated Statement of Income.
(3)	Represents the amount of total gains or losses for the period, included in earnings (and Accumulated other comprehensive income (loss) for changes in fair value for available-for-sale investments), attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2012 and 2011.
(4)	Total Level 3 derivative assets and liabilities have been netted in these tables for presentation purposes only.
		Net realized/unrealized			Transfers						Unrealized
		gains (losses) included in			into and/or						gains
	Dec. 31,	Principal			out of					Dec. 31,	(losses)
In millions of dollars	2010	transactions	Other	(1)(2)	Level 3	Purchases	Issuances	Sales	Settlements	2011	still held (3)
Assets
Federal funds sold and
securities borrowed or
purchased under agreements to resell	$4,911	$90		$—	$(300)	$—	$—	$—	$—	$4,701	$89
Trading securities
Trading mortgage-backed securities
U.S. government- sponsored agency
guaranteed	$831	$(62)		$—	$169	$677	$73	$(686)	$(141)	$861	$(100)
Residential	2,328	148		—	(138)	4,150	—	(4,901)	(78)	1,509	118
Commercial	418	33		—	345	418	—	(570)	(26)	618	(57)
Total trading mortgage-
backed securities	$3,577	$119		$—	$376	$5,245	$73	$(6,157)	$(245)	$2,988	$(39)
U.S. Treasury and federal
agencies securities	$72	$9		$—	$(45)	$8	$—	$(41)	$—	$3	$—
State and municipal	$208	$67		$—	$102	$1,128	$—	$(1,243)	$(10)	$252	$(35)
Foreign government	566	(33)		—	(243)	1,556	—	(797)	(528)	521	(22)
Corporate	5,004	(60)		—	1,452	3,272	—	(3,864)	(2,564)	3,240	(680)
Equity securities	776	(202)		—	(145)	191	—	(376)	—	244	(143)
Asset-backed securities	7,620	128		—	606	5,198	—	(6,069)	(1,682)	5,801	(779)
Other debt securities	1,833	(179)		—	(17)	2,810	—	(1,700)	(4)	2,743	68
Total trading securities	$19,656	$(151)		$—	$2,086	$19,408	$73	$(20,247)	$(5,033)	$15,792	$(1,630)
Trading derivatives, net (4)
Interest rate contracts	$(730)	$(242)		$—	$1,549	$111	$—	$(21)	$59	$726	$52
Foreign exchange contracts	(336)	(134)		—	(62)	11	—	(3)	(38)	(562)	(100)
Equity contracts	(1,639)	471		—	(28)	362	—	(242)	(661)	(1,737)	(1,139)
Commodity contracts	(1,023)	426		—	(83)	2	—	(104)	(152)	(934)	(48)
Credit derivatives	2,296	520		—	183	8	—	(1)	(1,278)	1,728	1,615
Total trading derivatives, net (4)	$(1,432)	$1,041		$—	$1,559	$494	$—	$(371)	$(2,070)	$(779)	$380
Investments
Mortgage-backed securities
U.S. government-
sponsored agency guaranteed	$22	$—		$(22)	$416	$270	$—	$(7)	$—	$679	$(38)
Residential	167	—		(2)	(109)	7	—	(54)	(1)	8	—
Commercial	527	—		(4)	(513)	42	—	(52)	—	—	—
Total investment mortgage-
backed securities	$716	$—		$(28)	$(206)	$319	$—	$(113)	$(1)	$687	$(38)
U.S. Treasury and federal
agencies securities	$17	$—		$—	$60	$—	$—	$(2)	$—	$75	$—
State and municipal	504	—		(10)	(59)	324	—	(92)	—	667	(20)
Foreign government	358	—		13	(21)	352	—	(67)	(188)	447	6
Corporate	525	—		(106)	199	732	—	(56)	(305)	989	6
Equity securities	2,055	—		(38)	(31)	—	—	(84)	(449)	1,453	—
Asset-backed securities	5,424	—		43	55	106	—	(460)	(1,127)	4,041	5
Other debt securities	727	—		26	121	35	—	(289)	(500)	120	(2)
Non-marketable equity securities	6,960	—		862	(886)	4,881	—	(1,838)	(1,661)	8,318	580
Total investments	$17,286	$—		$762	$(768)	$6,749	$—	$(3,001)	$(4,231)	$16,797	$537
		Net realized/unrealized			Transfers						Unrealized
		gains (losses) included in			into and/or						gains
	Dec. 31,	Principal			out of					Dec. 31,	(losses)
In millions of dollars	2010	transactions	Other	(1)(2)	Level 3	Purchases	Issuances	Sales	Settlements	2011	still held (3)
Loans	$3,213	$—		$(309)	$425	$250	$2,002	$(85)	$(814)	$4,682	$(265)
Mortgage servicing rights	4,554	—		(1,465)	—	—	408	(212)	(716)	2,569	(1,465)
Other financial assets measured on a
recurring basis	$2,509	$—		$109	$(90)	$57	$553	$(172)	$(721)	$2,245	$112
Liabilities
Interest-bearing deposits	$277	$—		$86	$(72)	$—	$325	$—	$(13)	$431	$(76)
Federal funds purchased and securities
loaned or sold under agreements
to repurchase	1,261	(22)		—	45	—	—	(117)	(150)	1,061	(64)
Trading account liabilities
Securities sold, not yet purchased	187	48		—	438	—	—	413	(578)	412	42
Short-term borrowings	802	190		—	(220)	—	551	—	(444)	499	39
Long-term debt	8,494	160		266	(509)	—	1,485	—	(2,140)	6,904	(225)
Other financial liabilities measured
on a recurring basis	19	—		(19)	7	1	13	(1)	(55)	3	(3)

(1)	Changes in fair value for available-for-sale investments (debt securities) are recorded in Accumulated other comprehensive income (loss) unless other-than-temporarily impaired, while gains and losses from sales are recorded in Realized gains (losses) from sales of investments on the Consolidated Statement of Income.
(2)	Unrealized gains (losses) on MSRs are recorded in Other revenue on the Consolidated Statement of Income. See Note 15 to the Consolidated Financial Statements for a discussion of other-than-temporary impairment.
(3)	Represents the amount of total gains or losses for the period, included in earnings (and Accumulated other comprehensive income (loss) for changes in fair value for available-for-sale investments), attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2012 and 2011.
(4)	Total Level 3 derivative assets and liabilities have been netted in these tables for presentation purposes only.

Level 3 Fair Value Rollforward
The following were the significant Level 3 transfers for the period December 31, 2011 to December 31, 2012:

  Transfers of U.S. government-sponsored agency guaranteed mortgage-backed securities in Trading account assets of $1.3 billion from Level 2 to Level 3 primarily due to a decrease in observability of prices.
  Transfers of other debt trading securities from Level 2 to Level 3 of $1.1 billion, the majority of which consisted of trading loans for which there were a reduced number of market quotations.
  Transfers of other debt trading securities from Level 3 to Level 2 of $2.1 billion included $1.0 billion transferred to Level 2 primarily as a result of an increased volume of market quotations, and a majority of the remaining amount relates to positions that were reclassified as Level 3 positions within Loans to conform with the balance sheet presentation. The reclassification has also been reflected as transfers into Level 3 within loans in the roll-forward table above.
  Transfers of $3.7 billion of U.S. government-sponsored agency guaranteed mortgage-backed securities in Investments from Level 3 to Level 2 consisting mainly of securities that were newly issued during the year. At issuance, these securities had limited trading activity and were previously classified as Level 3. As trading activity in these securities increased and pricing became observable, these positions were transferred to Level 2.
  Transfers of Long-term debt in the amounts of $2.5 billion from Level 2 to Level 3 and $2.7 billion from Level 3 to Level 2 were the result of Citi’s conforming and refining the application of the fair value level classification methodologies to certain structured debt instruments containing embedded derivatives, as well as certain underlying market inputs becoming less or more observable.

     In addition, 2012 included sales of non-marketable equity securities classified as Investments of $2.8 billion relating to the sale of EMI Music and EMI Music Publishing.
     The following were the significant Level 3 transfers for the period December 31, 2010 to December 31, 2011:

  Transfers of corporate debt trading securities of $1.5 billion from Level 2 to Level 3 due primarily to less price transparency for the securities.
  Transfers of Loans from Level 2 to Level 3 of $0.4 billion, due to a lack of observable prices for certain loans.

     In addition to the Level 3 transfers, the Level 3 roll-forward table above for the period December 31, 2010 to December 31, 2011 included:

  The reclassification of $4.3 billion of securities from Investments held-to-maturity to Trading account assets. These reclassifications have been included in purchases in the Level 3 roll-forward table above. The Level 3 assets reclassified, and subsequently sold, included $2.8 billion of trading mortgage-backed securities (of which $1.5 billion were Alt-A, $1.0 billion were prime, $0.2 billion were subprime and $0.1 billion were commercial), $0.9 billion of state and municipal debt securities, $0.3 billion of corporate debt securities and $0.2 billion of asset-backed securities.
  Purchases of non-marketable equity securities classified as Investments included approximately $2.8 billion relating to Citi’s acquisition of the share capital of Maltby Acquisitions Limited, the holding company that controls EMI Group Ltd. (which were sold in 2012).

Valuation Techniques and Inputs for Level 3 Fair Value Measurements
The Company’s Level 3 inventory consists of both cash securities and derivatives of varying complexities. The valuation methodologies applied to measure the fair value of these positions include discounted cash flow analyses, internal models and comparative analysis. A position is classified within Level 3 of the fair value hierarchy when at least one input is unobservable and is considered significant to its valuation. The specific reason an input is deemed unobservable varies. For example, at least one significant input to the pricing model is not observable in the market, at least one significant input has been adjusted to make it more representative of the position being valued, or the price quote available does not reflect sufficient trading activities.
     The following table presents the valuation techniques covering the majority of Level 3 inventory and the most significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2012. Differences between this table and amounts presented in the Level 3 Fair Value Rollforward table represent individually immaterial items that have been measured using a variety of valuation techniques other than those listed.

Valuation Techniques and Inputs for Level 3 Fair Value Measurements

	Fair Value	(1)
	(in millions)		Methodology	Input	Low	(2)(3)	High	(2)(3)
Assets
Federal funds sold and securities
borrowed or purchased under
agreements to resell	$4,786		Cash flow	Interest rate	1.09%		1.50%
Trading and investment securities
Mortgage-backed securities	$4,402		Price-based	Price	$0.00		$135.00
	1,148		Yield analysis	Yield	0.00%		25.84%
				Prepayment period	2.16 years		7.84 years
State and municipal, foreign	$4,416		Price-based	Price	$0.00		$159.63
government, corporate and other	1,231		Cash flow	Yield	0.00%		30.00%
debt securities	787		Yield analysis	Credit spread	35	bps	300	bps
Equity securities	$792		Cash flow	Yield	9.00%		10.00%
	147		Price-based	Prepayment period	3 years		3 years
				Price	$0.00		$750.00
Asset-backed securities	$4,253		Price-based	Price	$0.00		$136.63
	1,775		Internal model	Yield	0.00%		27.00%
	561		Cash flow	Credit correlation	15.00%		90.00%
				Weighted average life
				(WAL)	0.34 years		16.07 years
Non-marketable equity	$2,768		Price-based	Fund NAV	$1.00		$456,773,838
	1,803		Comparables analysis	EBITDA multiples	4.70		14.39
				Price-to-book ratio	0.77		1.50
	709		Cash flow	Discount to price	0.00%		75.00%
Derivatives – Gross (4)
Interest rate contracts (gross)	$3,202		Internal model	Interest rate (IR)-IR correlation	(98.00)%		90.00%
				Credit spread	0	bps	550.27	bps
				IR volatility	0.09%		100.00%
				Interest rate	0%		15.00%
Foreign exchange contracts (gross)	$1,542		Internal model	Foreign exchange (FX) volatility	3.20%		67.35%
				IR-FX correlation	40.00%		60.00%
				Credit spread	0	bps	376	bps
Equity contracts (gross) (5)	$4,669		Internal model	Equity volatility	1.00%		185.20%
				Equity forward	74.94%		132.70%
				Equity-equity correlation	1.00%		99.90%
Commodity contracts (gross)	$2,160		Internal model	Forward price	37.45%		181.50%
				Commodity correlation	(77.00)%		95.00%
				Commodity volatility	5.00%		148.00%
Credit derivatives (gross)	$4,777		Internal model	Price	$0.00		$121.16
	3,886		Price-based	Recovery rate	6.50%		78.00%
				Credit correlation	5.00%		99.00%
				Credit spread	0	bps	2,236	bps
				Upfront points	3.62		100.00
Nontrading derivatives and other financial assets and	$2,000		External model	Price	$100.00		$100.00
liabilities measured on a recurring basis (gross) (4)	461		Internal model	Redemption rate	30.79%		99.50%
Loans	$2,447		Price-based	Price	$0.00		$103.32
	1,423		Yield analysis	Credit spread	55	bps	600.19	bps
	888		Internal model
Mortgage servicing rights	$1,858		Cash flow	Yield	0.00%		53.19%
				Prepayment period	2.16 years		7.84 years
Liabilities
Interest-bearing deposits	$785	Internal model	Equity volatility	11.13%	86.10%
			Forward price	67.80%	182.00%
			Commodity correlation	(76.00)%	95.00%
			Commodity volatility	5.00%	148.00%
Federal funds purchased and securities loaned
or sold under agreements to repurchase	$841	Internal model	Interest rate	0.33%	4.91%
Trading account liabilities
Securities sold, not yet purchased	$265	Internal model	Price	$0.00	$166.47
	75	Price-based
Short-term borrowings and long-term debt	$5,067	Internal model	Price	$0.00	$121.16
	1,112	Price-based	Equity volatility	12.40%	185.20%
	649	Yield analysis	Equity forward	75.40%	132.70%
			Equity-equity correlation	1.00%	99.90%
			Equity-FX correlation	(80.50)%	50.40%

(1)	The fair value amounts presented in this table represent the primary valuation technique or techniques for each class of assets or liabilities.
(2)	Some inputs are shown as zero due to rounding.
(3)	When the low and high inputs are the same, there is either a constant input applied to all positions, or the methodology involving the input applies to one large position only.
(4)	Both trading and nontrading account derivatives—assets and liabilities—are presented on a gross absolute value basis.
(5)	Includes hybrid products.

Sensitivity to Unobservable Inputs and Interrelationships between Unobservable Inputs
The impact of key unobservable inputs on the Level 3 fair value measurements may not be independent of one another. In addition, the amount and direction of the impact on a fair value measurement for a given change in an unobservable input depends on the nature of the instrument as well as whether the Company holds the instrument as an asset or a liability. For certain instruments, the pricing hedging and risk management are sensitive to the correlation between various inputs rather than on the analysis and aggregation of the individual inputs.
     The following section describes the sensitivities and interrelationships of the most significant unobservable inputs used by the Company in Level 3 fair value measurements.

Correlation
Correlation is a measure of the co-movement between two or more variables. A variety of correlation-related assumptions are required for a wide range of instruments, including equity and credit baskets, foreign-exchange options, CDOs backed by loans or bonds, mortgages, subprime mortgages and many other instruments. For almost all of these instruments, correlations are not observable in the market and must be estimated using historical information. Estimating correlation can be especially difficult where it may vary over time. Extracting correlation information from market data requires significant assumptions regarding the informational efficiency of the market (for example, swaption markets). Changes in correlation levels can have a major impact, favorable or unfavorable, on the value of an instrument, depending on its nature. A change in the default correlation of the fair value of the underlying bonds comprising a CDO structure would affect the fair value of the senior tranche. For example, an increase in the default correlation of the underlying bonds would reduce the fair value of the senior tranche, because highly correlated instruments produce larger losses in the event of default and a part of these losses would become attributable to the senior tranche. That same change in default correlation would have a different impact on junior tranches of the same structure.

Volatility
Volatility represents the speed and severity of market price changes and is a key factor in pricing options. Typically, instruments can become more expensive if volatility increases. For example, as an index becomes more volatile, the cost to Citi of maintaining a given level of exposure increases because more frequent rebalancing of the portfolio is required. Volatility generally depends on the tenor of the underlying instrument and the strike price or level defined in the contract. Volatilities for certain combinations of tenor and strike are not observable. The general relationship between changes in the value of a portfolio to changes in volatility also depends on changes in interest rates and the level of the underlying index. Generally, long option positions (assets) benefit from increases in volatility, whereas short option positions (liabilities) will suffer losses. Some instruments are more sensitive to changes in volatility than others. For example, an at-the-money option would experience a larger percentage change in its fair value than a deep-in-the-money option. In addition, the fair value of an option with more than one underlying security (for example, an option on a basket of bonds) depends on the volatility of the individual underlying securities as well as their correlations.

Yield
Adjusted yield is generally used to discount the projected future principal and interest cash flows on instruments, such as asset-backed securities. Adjusted yield is impacted by changes in the interest rate environment and relevant credit spreads.

     Sometimes, the yield of an instrument is not observable in the market and must be estimated from historical data or from yields of similar securities. This estimated yield may need to be adjusted to capture the characteristics of the security being valued. In other situations, the estimated yield may not represent sufficient market liquidity and must be adjusted as well. Whenever the amount of the adjustment is significant to the value of the security, the fair value measurement is classified as Level 3.

Prepayment
Voluntary unscheduled payments (prepayments) change the future cash flows for the investor and thereby change the fair value of the security. The effect of prepayments is more pronounced for residential mortgage-backed securities. An increase in prepayment—in speed or magnitude—generally creates losses for the holder of these securities. Prepayment is generally negatively correlated with delinquency and interest rate. A combination of low prepayment and high delinquencies amplify each input’s negative impact on mortgage securities’ valuation. As prepayment speeds change, the weighted average life of the security changes, which impacts the valuation either positively or negatively, depending upon the nature of the security and the direction of the change in the weighted average life.

Recovery
Recovery is the proportion of the total outstanding balance of a bond or loan that is expected to be collected in a liquidation scenario. For many credit securities (such as asset-backed securities), there is no directly observable market input for recovery, but indications of recovery levels are available from pricing services. The assumed recovery of a security may differ from its actual recovery that will be observable in the future. The recovery rate impacts the valuation of credit securities. Generally, an increase in the recovery rate assumption increases the fair value of the security. An increase in loss severity, the inverse of the recovery rate, reduces the amount of principal available for distribution and, as a result, decreases the fair value of the security.

Credit Spread
Credit spread is a component of the security representing its credit quality. Credit spread reflects the market perception of changes in prepayment, delinquency and recovery rates, therefore capturing the impact of other variables on the fair value. Changes in credit spread affect the fair value of securities differently depending on the characteristics and maturity profile of the security. For example, credit spread is a more significant driver of the fair value measurement of a high yield bond as compared to an investment grade bond. Generally, the credit spread for an investment grade bond is also more observable and less volatile than its high yield counterpart.

Qualitative Discussion of the Ranges of Significant Unobservable Inputs
The following section describes the ranges of the most significant unobservable inputs used by the Company in Level 3 fair value measurements. The level of aggregation and the diversity of instruments held by the Company lead to a wide range of unobservable inputs that may not be evenly distributed across the Level 3 inventory.

Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation), and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Generally, same-asset correlation inputs have a narrower range than cross-asset correlation inputs. However, due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.

Volatility
Similar to correlation, asset-specific volatility inputs vary widely by asset type. For example, ranges for foreign exchange volatility are generally lower and narrower than equity volatility. Equity volatilities are wider due to the nature of the equities market and the terms of certain exotic instruments. For most instruments, the interest rate volatility input is on the lower end of the range; however, for certain structured or exotic instruments (such as market-linked deposits or exotic interest rate derivatives), the range is much wider.

Yield
Ranges for the yield inputs vary significantly depending upon the type of security. For example, securities that typically have lower yields, such as municipal bonds, will fall on the lower end of the range, while more illiquid securities or securities with lower credit quality, such as certain residual tranche asset-backed securities, will have much higher yield inputs.

Credit Spread
Credit spread is relevant primarily for fixed income and credit instruments; however, the ranges for the credit spread input can vary across instruments. For example, certain fixed income instruments, such as certificates of deposit, typically have lower credit spreads, whereas certain derivative instruments with high-risk counterparties are typically subject to higher credit spreads when they are uncollateralized or have a longer tenor. Other instruments, such as credit default swaps, also have credit spreads that vary with the attributes of the underlying obligor. Stronger companies have tighter credit spreads, and weaker companies have wider credit spreads.

Price
The price input is a significant unobservable input for certain fixed income instruments. For these instruments, the price input is expressed as a percentage of the notional amount, with a price of $100 meaning that the instrument is valued at par. For most of these instruments, the price varies between zero to $100, or slightly above $100. Relatively illiquid assets that have experienced significant losses since issuance, such as certain asset-backed securities, are at the lower end of the range, whereas most investment grade corporate bonds will fall in the middle to the higher end of the range. For certain structured debt instruments with embedded derivatives, the price input may be above $100 to reflect the embedded features of the instrument (for example, a step-up coupon or a conversion option). For the following classes of fixed income instruments, the weighted average price input below provides insight regarding the central tendencies of the ranges of this input reported for each instrument class as of December 31, 2012:

Mortgage-backed securities	$86.02
State and municipal, foreign government, corporate,
and other debt securities	90.95
Asset-backed securities	79.71
Loans	91.25
Short-term borrowings and long-term debt	93.38

     The price input is also a significant unobservable input for certain equity securities; however, the range of price inputs varies depending on the nature of the position, the number of shares outstanding and other factors. Because of these factors, the weighted average price input for equity securities does not provide insight regarding the central tendencies of the ranges for equity securities, as equity prices are generally independent of one another and are not subject to a common measurement scale (for example, the zero to $100 range applicable to debt instruments).

Items Measured at Fair Value on a Nonrecurring Basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis and therefore are not included in the tables above. These include assets measured at cost that have been written down to fair value during the periods as a result of an impairment. In addition, these assets include loans held-for-sale and other real estate owned that are measured at the lower of cost or market (LOCOM).

     The following table presents the carrying amounts of all assets that were still held as of December 31, 2012 and 2011, and for which a nonrecurring fair value measurement was recorded during the year then ended:

In millions of dollars	Fair value	Level 2	Level 3
December 31, 2012
Loans held-for-sale	$2,647	$1,159	$1,488
Other real estate owned	201	22	179
Loans (1)	5,732	5,160	572
Other assets (2)	4,725	4,725	—
Total assets at fair value on a
nonrecurring basis	$13,305	$11,066	$2,239

(1)	Represents impaired loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate secured loans.
(2)	Represents Citi’s remaining 35% investment in the Morgan Stanley Smith Barney joint venture whose carrying amount is the agreed purchase price. See Note 15 to the Consolidated Financial Statements.

In millions of dollars	Fair value	Level 2	Level 3
December 31, 2011
Loans held-for-sale	$2,644	$1,668	$976
Other real estate owned	271	88	183
Loans (1)	3,911	3,185	726
Total assets at fair value on a
nonrecurring basis	$6,826	$4,941	$1,885

(1)	Represents impaired loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate secured loans.

     The fair value of loans-held-for-sale is determined where possible using quoted secondary-market prices. If no such quoted price exists, the fair value of a loan is determined using quoted prices for a similar asset or assets, adjusted for the specific attributes of that loan. Fair value for the other real estate owned is based on appraisals. For loans whose carrying amount is based on the fair value of the underlying collateral, the fair values depend on the type of collateral. Fair value of the collateral is typically estimated based on quoted market prices if available, appraisals or other internal valuation techniques.
     Where the fair value of the related collateral is based on an unadjusted appraised value, the loan is generally classified as Level 2. Where significant adjustments are made to the appraised value, the loan is classified as Level 3. Additionally, for corporate loans, appraisals of the collateral are often based on sales of similar assets; however, because the prices of similar assets require significant adjustments to reflect the unique features of the underlying collateral, these fair value measurements are generally classified as Level 3.

Valuation Techniques and Inputs for Level 3 Nonrecurring Fair Value Measurements
The following table presents the valuation techniques covering the majority of Level 3 nonrecurring fair value measurements and the most significant unobservable inputs used in those measurements as of December 31, 2012:

	Fair Value	(1)
	(in millions)		Methodology	Input	Low		High
Loans held-for-sale	$747		Price-based	Price	$63.42		$100.00
	485		External model	Credit spread	40	bps	40	bps
	174		Recovery analysis
Other real estate owned	165		Price-based	Discount to price	11.00%		50.00%
				Price (2)	$39,774		$15,457,452
Loans (3)	351		Price-based	Discount to price	25.00%		34.00%
	111		Internal model	Price (2)	$6,272,242		$86,200,000
				Discount rate	6.00%		16.49%

(1)	The fair value amounts presented in this table represent the primary valuation technique or techniques for each class of assets or liabilities.
(2)	Prices are based on appraised values.
(3)	Represents loans held for investment whose carrying amounts are based on the fair value of the underlying collateral.

Nonrecurring Fair Value Changes
The following table presents total nonrecurring fair value measurements for the period, included in earnings, attributable to the change in fair value relating to assets that are still held at December 31, 2012 and 2011:

In millions of dollars	December 31, 2012
Loans held-for-sale	$(19)
Other real estate owned	(29)
Loans (1)	(1,489)
Other assets (2)	(3,340)
Total nonrecurring fair value gains (losses)	$(4,877)

(1)	Represents loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate loans.
(2)	Includes the recognition of a $3,340 million impairment charge related to the carrying value of Citi's remaining 35% interest in the Morgan Stanley Smith Barney joint venture. See Note 15 to the Consolidated Financial Statements.

In millions of dollars	December 31, 2011
Loans held-for-sale	$(201)
Other real estate owned	(71)
Loans (1)	(973)
Total nonrecurring fair value gains (losses)	$(1,245)

(1)	Represents loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate loans.

Estimated Fair Value of Financial Instruments Not Carried at Fair Value
The table below presents the carrying value and fair value of Citigroup’s financial instruments which are not carried at fair value. The table below therefore excludes items measured at fair value on a recurring basis presented in the tables above.
     The disclosure also excludes leases, affiliate investments, pension and benefit obligations and insurance policy claim reserves. In addition, contract-holder fund amounts exclude certain insurance contracts. Also, as required, the disclosure excludes the effect of taxes, any premium or discount that could result from offering for sale at one time the entire holdings of a particular instrument, excess fair value associated with deposits with no fixed maturity, and other expenses that would be incurred in a market transaction. In addition, the table excludes the values of non-financial assets and liabilities, as well as a wide range of franchise, relationship and intangible values, which are integral to a full assessment of Citigroup’s financial position and the value of its net assets.
     The fair value represents management’s best estimates based on a range of methodologies and assumptions. The carrying value of short-term financial instruments not accounted for at fair value, as well as receivables and payables arising in the ordinary course of business, approximates fair value because of the relatively short period of time between their origination and expected realization. Quoted market prices are used when available for investments and for liabilities, such as long-term debt not carried at fair value. For loans not accounted for at fair value, cash flows are discounted at quoted secondary market rates or estimated market rates if available. Otherwise, sales of comparable loan portfolios or current market origination rates for loans with similar terms and risk characteristics are used. Expected credit losses are either embedded in the estimated future cash flows or incorporated as an adjustment to the discount rate used. The value of collateral is also considered. For liabilities such as long-term debt not accounted for at fair value and without quoted market prices, market borrowing rates of interest are used to discount contractual cash flows.

	December 31, 2012		Estimated fair value
In billions of dollars	Carrying value	Estimated fair value	Level 1	Level 2	Level 3
Assets
Investments	$17.9	$18.4	$3.0	$14.3	$1.1
Federal funds sold and securities borrowed or purchased under agreements to resell	100.7	100.7	—	94.8	5.9
Loans (1)(2)	621.9	612.2	—	4.2	608.0
Other financial assets (2)(3)	192.8	192.8	11.4	128.3	53.1
Liabilities
Deposits	$929.1	$927.4	$—	$765.5	$161.9
Federal funds purchased and securities loaned or sold under agreements to repurchase	94.5	94.5	—	94.4	0.1
Long-term debt (4)	209.7	215.3	—	177.0	38.3
Other financial liabilities (5)	139.0	139.0	—	31.1	107.9

	December 31, 2011
	Carrying	Estimated
In billions of dollars	value	fair value
Assets
Investments	$19.4	$18.4
Federal funds sold and securities borrowed or purchased
under agreements to resell	133.0	133.0
Loans (1)(2)	609.3	598.7
Other financial assets (2)(3)	245.7	245.7
Liabilities
Deposits	$864.6	$864.5
Federal funds purchased and securities loaned or sold
under agreements to repurchase	100.7	100.7
Long-term debt (4)	299.3	289.7
Other financial liabilities (5)	141.1	141.1

(1)	The carrying value of loans is net of the Allowance for loan losses of $25.5 billion for December 31, 2012 and $30.1 billion for December 31, 2011. In addition, the carrying values exclude $2.8 billion and $2.5 billion of lease finance receivables at December 31, 2012 and December 31, 2011, respectively.
(2)	Includes items measured at fair value on a nonrecurring basis.
(3)	Includes cash and due from banks, deposits with banks, brokerage receivables, reinsurance recoverable and other financial instruments included in Other assets on the Consolidated Balance Sheet, for all of which the carrying value is a reasonable estimate of fair value.
(4)	The carrying value includes long-term debt balances carried at fair value under fair value hedge accounting.
(5)	Includes brokerage payables, separate and variable accounts, short-term borrowings (carried at cost) and other financial instruments included in Other liabilities on the Consolidated Balance Sheet, for all of which the carrying value is a reasonable estimate of fair value.

     Fair values vary from period to period based on changes in a wide range of factors, including interest rates, credit quality and market perceptions of value, and as existing assets and liabilities run off and new transactions are entered into. The estimated fair values of loans reflect changes in credit status since the loans were made, changes in interest rates in the case of fixed-rate loans, and premium values at origination of certain loans. The carrying values (reduced by the Allowance for loan losses) exceeded the estimated fair values of Citigroup’s loans, in aggregate, by $9.7 billion and by $10.6 billion at December 31, 2012 and December 31, 2011, respectively. At December 31, 2012, the carrying values, net of allowances, exceeded the estimated fair values by $7.4 billion and $2.3 billion for Consumer loans and Corporate loans, respectively.

     The estimated fair values of the Company’s corporate unfunded lending commitments at December 31, 2012 and December 31, 2011 were liabilities of $4.9 billion and $4.7 billion, respectively, which are substantially fair valued at Level 3. The Company does not estimate the fair values of consumer unfunded lending commitments, which are generally cancelable by providing notice to the borrower.